Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Schedule of future minimum lease payments for leases

Year	Operating Lease Payment	Sublease Income	Capital Leases
2015	$ 233,428	$ (5,657)	$ 52,531
2016	220,328	(4,458)	52,685
2017	207,027	(3,478)	40,539
2018	190,906	(1,361)	34,414
2019	178,728	(729)	25,827
Thereafter	1,216,193	(986)	152,799
Total minimum lease payments	$ 2,246,610	$ (16,669)	358,795
Less amounts representing interest			(116,929)
Present value of capital lease obligations			$ 241,866

Contractual obligations related to purchase commitments
Year	Purchase Commitments
2015	$ 43,908
2016	19,615
2017	11,943
2018	2,188
2019	1,811
Thereafter	2,310
$ 81,775